Type:  		13F-HR
Period:		06/30/2007
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	June 30, 2007

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [ X ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts August 15, 2007
Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	$102,320,000.00
Form 13F Information Table Value Total:	27

List of Other Included Managers: NA

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     4708    67235 SH       SOLE                    10683	     56552
BERKSHIRE HATHAWAY INC CL B    COM              084670207     3973     1102 SH       SOLE                      213	       889
CHESAPEAKE ENERGY CORP COM     COM              165167107     2953    85355 SH       SOLE                    10442           74913
CHEVRON CORP COM               COM              166764100     4265    50625 SH       SOLE                     8841           41784
CITIGROUP INC                  COM              172967101     5650   110164 SH       SOLE                    21244           88920
CONOCOPHILLIPS                 COM              20825C104     5093    64880 SH       SOLE                    11288           53592
DELL COMPUTER CORP COM         COM              247025109     4768   166999 SH       SOLE                    27454          139545
HOME DEPOT INC                 COM              437076102     2434    61867 SH       SOLE                     9814           52053
INGERSOLL RAND CO COM          COM              G4776g101     3786    69058 SH       SOLE                    10154           58904
SPRINT NEXTEL CORP COM FON SHS COM              852061100     3445   166346 SH       SOLE                    28365          137981
TYCO INTL LTD NEW COM          COM              902124106     3256    96354 SH       SOLE                    14290           82064
U S G CORP COM NEW             COM              903293405     2822    57553 SH       SOLE                     8873           48680
UNITED HEALTHCARE CORP         COM              910581107     3228    63125 SH       SOLE                    11030           52095
WASHINGTON MUT INC COM         COM              939322103     4846   113657 SH       SOLE                    18372           95285
WELLS FARGO & CO DEL COM       COM              949746101     4773   135717 SH       SOLE                    23215          112502
BLKROCK FL RT OME STRA COM                      09255X100     5773   305131 SH       SOLE                    25243          279888
COHEN & STEERS QTY RLY COM                      19247L106     4058   194650 SH       SOLE                    18270          176380
HIGHLAND CR STRATEG FD COM                      43005q107     7827   395326 SH       SOLE                    32880          362446
HIGHLAND DISTRESSED OP COM                      430067108     1223    85790 SH       SOLE                     7428           78362
ISHARES TREAS INFLATION PROTEC                  464287176     4092    41344 SH       SOLE                     2722           38622
KAYNE ANDERSON ENRGY COM                        48660P104     1324    45722 SH       SOLE                      820           44902
KAYNE ANDERSON MLP INV COM                      486606106     4537   136623 SH       SOLE                     8181          128442
LMP CORPORATE LN FD IN COM                      50208B100      196    13969 SH       SOLE                     2938           11031
NUVEEN INVT QUALITY COM                         67062E103     2564   172223 SH       SOLE                    11216          158379
NUVEEN QUALT INCM MUN COM                       670977107     5635   403677 SH       SOLE                    30395          370632
WESTERN ASSET GLOBAL PARTNERS                   95766g108     2017   168683 SH       SOLE                    14957          153726
WESTERN ASSET PREMIER SHS BEN                   957664105     3074   208111 SH       SOLE                    17452          190659

REPORT SUMMARY		        27 DATA RECORDS		        	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
